Summary of deferred revenue (Details) $ in Thousands	Sep. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Current	$ 46
Non-current	1,924
Total	1,970
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Current	38
Non-current	1,798
Total	1,836
NK Meditech Limited [member]
IfrsStatementLineItems [Line Items]
Current	8
Non-current	126
Total	$ 134